UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA AGGRESSIVE GROWTH FUND
APRIL 30, 2013

                                                                      (Form N-Q)

48492-0613                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
April 30, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             COMMON STOCKS (97.4%)

             CONSUMER DISCRETIONARY (19.9%)
             ------------------------------
             ADVERTISING (0.6%)
   104,473   Omnicom Group, Inc.                                           $    6,244
                                                                           ----------
             APPAREL RETAIL (1.2%)
    69,803   Buckle, Inc.                                                       3,389
    99,300   Ross Stores, Inc.                                                  6,561
    89,600   TJX Companies, Inc.                                                4,370
                                                                           ----------
                                                                               14,320
                                                                           ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (1.1%)
    48,100   Lululemon Athletica, Inc.*                                         3,662
    47,400   Ralph Lauren Corp.                                                 8,607
                                                                           ----------
                                                                               12,269
                                                                           ----------
             AUTO PARTS & EQUIPMENT (0.6%)
    91,200   BorgWarner, Inc.*                                                  7,129
                                                                           ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
   240,595   Ford Motor Co.                                                     3,299
                                                                           ----------
             AUTOMOTIVE RETAIL (0.6%)
    59,832   O'Reilly Automotive, Inc.*                                         6,421
                                                                           ----------
             BROADCASTING (0.6%)
   154,400   CBS Corp. "B"                                                      7,068
                                                                           ----------
             CABLE & SATELLITE (1.7%)
   206,412   Comcast Corp. "A"                                                  8,525
 3,416,945   Sirius XM Radio, Inc.                                             11,105
                                                                           ----------
                                                                               19,630
                                                                           ----------
             CASINOS & GAMING (0.8%)
   107,200   Las Vegas Sands Corp.                                              6,030
    20,436   Wynn Resorts Ltd.                                                  2,806
                                                                           ----------
                                                                                8,836
                                                                           ----------
             COMPUTER & ELECTRONICS RETAIL (0.5%)
   239,600   Best Buy Co., Inc.                                                 6,227
                                                                           ----------
             EDUCATION SERVICES (0.0%)
    16,556   ITT Educational Services, Inc.*                                      303
                                                                           ----------
             GENERAL MERCHANDISE STORES (1.1%)
   178,300   Dollar General Corp.*                                              9,288
    75,418   Dollar Tree, Inc.*                                                 3,587
                                                                           ----------
                                                                               12,875
                                                                           ----------
             HOME IMPROVEMENT RETAIL (2.6%)
   278,877   Home Depot, Inc.                                                  20,456
   257,353   Lowe's Companies, Inc.                                             9,887
                                                                           ----------
                                                                               30,343
                                                                           ----------

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1  | USAA Aggressive Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HOMEBUILDING (0.5%)
   130,600   Lennar Corp. "A"                                              $    5,383
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.6%)
    73,792   Starwood Hotels & Resorts Worldwide, Inc.                          4,761
    41,133   Wyndham Worldwide Corp.                                            2,471
                                                                           ----------
                                                                                7,232
                                                                           ----------
             INTERNET RETAIL (3.6%)
    87,385   Amazon.com, Inc.*                                                 22,179
    27,674   Priceline.com, Inc.*                                              19,261
                                                                           ----------
                                                                               41,440
                                                                           ----------
             MOVIES & ENTERTAINMENT (1.6%)
   414,064   News Corp. "A"                                                    12,824
    95,500   Walt Disney Co.                                                    6,001
                                                                           ----------
                                                                               18,825
                                                                           ----------
             RESTAURANTS (1.1%)
   154,100   Starbucks Corp.                                                    9,376
    55,700   Yum! Brands, Inc.                                                  3,794
                                                                           ----------
                                                                               13,170
                                                                           ----------
             SPECIALTY STORES (0.8%)
    39,486   PetSmart, Inc.                                                     2,695
    75,600   Ulta Salon, Cosmetics & Fragrance, Inc.                            6,626
                                                                           ----------
                                                                                9,321
                                                                           ----------
             Total Consumer Discretionary                                     230,335
                                                                           ----------

             CONSUMER STAPLES (6.7%)
             -----------------------
             BREWERS (0.4%)
    48,850   Anheuser-Busch InBev N.V. ADR                                      4,671
                                                                           ----------
             DRUG RETAIL (1.3%)
   263,245   CVS Caremark Corp.                                                15,316
                                                                           ----------
             FOOD RETAIL (0.2%)
    31,200   Whole Foods Market, Inc.                                           2,756
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.1%)
    12,787   Colgate-Palmolive Co.                                              1,527
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (2.3%)
   121,461   Costco Wholesale Corp.                                            13,170
   173,380   Wal-Mart Stores, Inc.                                             13,475
                                                                           ----------
                                                                               26,645
                                                                           ----------
             PACKAGED FOODS & MEAT (0.3%)
    65,584   Green Mountain Coffee Roasters, Inc.*                              3,764
                                                                           ----------
             PERSONAL PRODUCTS (0.5%)
    85,500   Estee Lauder Companies, Inc. "A"                                   5,929
                                                                           ----------
             SOFT DRINKS (0.7%)
   183,053   Coca-Cola Co.                                                      7,749
                                                                           ----------
             TOBACCO (0.9%)
   103,788   Philip Morris International, Inc.                                  9,921
                                                                           ----------
             Total Consumer Staples                                            78,278
                                                                           ----------
             ENERGY (2.8%)
             -------------
             OIL & GAS DRILLING (0.5%)
    31,954   Diamond Offshore Drilling, Inc.                                    2,208

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
    68,725   Transocean Ltd.*                                              $    3,537
                                                                           ----------
                                                                                5,745
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
   107,600   FMC Technologies, Inc.*                                            5,843
    62,678   Oceaneering International, Inc.                                    4,398
                                                                           ----------
                                                                               10,241
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    83,300   Cabot Oil & Gas Corp.                                              5,669
    14,800   Range Resources Corp.                                              1,088
                                                                           ----------
                                                                                6,757
                                                                           ----------
             OIL & GAS REFINING & MARKETING (0.8%)
   230,313   Valero Energy Corp.                                                9,286
                                                                           ----------
             Total Energy                                                      32,029
                                                                           ----------

             FINANCIALS (4.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.4%)
    24,600   BlackRock, Inc.                                                    6,556
    65,000   Franklin Resources, Inc.                                          10,053
                                                                           ----------
                                                                               16,609
                                                                           ----------
             CONSUMER FINANCE (0.6%)
   105,912   American Express Co.                                               7,245
                                                                           ----------
             DIVERSIFIED BANKS (0.5%)
   160,400   Wells Fargo & Co.                                                  6,092
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
   586,154   Bank of America Corp.                                              7,216
    98,434   JPMorgan Chase & Co.                                               4,824
                                                                           ----------
                                                                               12,040
                                                                           ----------
             REITs - SPECIALIZED (0.8%)
   104,800   American Tower Corp.                                               8,802
                                                                           ----------
             Total Financials                                                  50,788
                                                                           ----------

             HEALTH CARE (17.9%)
             -------------------
             BIOTECHNOLOGY (7.8%)
    62,000   Alexion Pharmaceuticals, Inc.*                                     6,076
   219,874   Amgen, Inc.                                                       22,913
    97,453   Biogen Idec, Inc.*                                                21,336
   171,136   Celgene Corp.*                                                    20,206
   385,431   Gilead Sciences, Inc.*                                            19,518
                                                                           ----------
                                                                               90,049
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.4%)
    49,368   McKesson Corp.                                                     5,224
                                                                           ----------
             HEALTH CARE EQUIPMENT (2.9%)
   367,074   Abbott Laboratories                                               13,552
    30,330   Edwards Lifesciences Corp.*                                        1,935
    84,659   Hologic, Inc.*                                                     1,725
    11,845   Intuitive Surgical, Inc.*                                          5,831
   107,439   Medtronic, Inc.                                                    5,015
    65,274   Zimmer Holdings, Inc.                                              4,990
                                                                           ----------
                                                                               33,048
                                                                           ----------
             HEALTH CARE SERVICES (0.6%)
   127,400   Express Scripts Holdings Co.*                                      7,564
                                                                           ----------
             HEALTH CARE TECHNOLOGY (0.6%)
    68,800   Cerner Corp.*                                                      6,658
                                                                           ----------

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3  | USAA Aggressive Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
   133,930   Bruker Corp.*                                                 $    2,380
                                                                           ----------
             MANAGED HEALTH CARE (1.1%)
    62,376   Aetna, Inc.                                                        3,583
   154,100   UnitedHealth Group, Inc.                                           9,235
                                                                           ----------
                                                                               12,818
                                                                           ----------
             PHARMACEUTICALS (4.3%)
   121,016   AbbVie, Inc.                                                       5,573
    50,800   Allergan, Inc.                                                     5,768
   140,435   Eli Lilly and Co.                                                  7,777
   123,500   GlaxoSmithKline plc ADR                                            6,378
    82,593   Johnson & Johnson                                                  7,039
   112,971   Merck & Co., Inc.                                                  5,310
   118,300   Sanofi ADR                                                         6,311
   155,500   Zoetis, Inc.                                                       5,135
                                                                           ----------
                                                                               49,291
                                                                           ----------
             Total Health Care                                                207,032
                                                                           ----------

             INDUSTRIALS (12.3%)
             -------------------
             AEROSPACE & DEFENSE (4.0%)
   111,987   Boeing Co.                                                        10,237
   111,812   Honeywell International, Inc.                                      8,223
    51,200   Precision Castparts Corp.                                          9,794
   199,410   United Technologies Corp.                                         18,204
                                                                           ----------
                                                                               46,458
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.5%)
    60,900   FedEx Corp.                                                        5,725
                                                                           ----------
             AIRLINES (0.4%)
   284,500   Delta Air Lines, Inc.*                                             4,876
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (3.1%)
    79,344   3M Co.                                                             8,308
   385,851   Danaher Corp.                                                     23,514
   191,539   General Electric Co.                                               4,269
                                                                           ----------
                                                                               36,091
                                                                           ----------
             INDUSTRIAL MACHINERY (0.8%)
    40,244   Dover Corp.                                                        2,776
    27,108   Illinois Tool Works, Inc.                                          1,750
    48,461   Parker-Hannifin Corp.                                              4,292
                                                                           ----------
                                                                                8,818
                                                                           ----------
             RAILROADS (2.2%)
   167,300   Union Pacific Corp.                                               24,754
                                                                           ----------
             SECURITY & ALARM SERVICES (0.4%)
    49,112   ADT Corp.                                                          2,143
    68,252   Tyco International Ltd.                                            2,193
                                                                           ----------
                                                                                4,336
                                                                           ----------
             TRADING COMPANIES & DISTRIBUTORS (0.6%)
    28,800   W.W. Grainger, Inc.                                                7,098
                                                                           ----------
             TRUCKING (0.3%)
   162,605   Hertz Global Holdings, Inc.*                                       3,916
                                                                           ----------
             Total Industrials                                                142,072
                                                                           ----------

             INFORMATION TECHNOLOGY (28.0%)
             ------------------------------
             APPLICATION SOFTWARE (1.3%)
    49,139   Intuit, Inc.                                                       2,931

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
   284,800   Salesforce.com, Inc.*                                         $   11,708
                                                                           ----------
                                                                               14,639
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (3.9%)
 1,324,744   Cisco Systems, Inc.                                               27,714
   155,377   Emulex Corp.*                                                        932
    16,693   F5 Networks, Inc.*                                                 1,276
   239,715   QUALCOMM, Inc.                                                    14,771
                                                                           ----------
                                                                               44,693
                                                                           ----------
             COMPUTER HARDWARE (3.2%)
   84,435    Apple, Inc.                                                       37,384
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (1.4%)
  239,268    NetApp, Inc.*                                                      8,348
   90,364    QLogic Corp.*                                                        982
   74,466    SanDisk Corp.*                                                     3,905
   43,546    Western Digital Corp.                                              2,407
                                                                           ----------
                                                                               15,642
                                                                           ----------
             DATA PROCESSING & OUTSOURCED SERVICES (3.5%)
   14,780    MasterCard, Inc. "A"                                               8,172
   72,854    Paychex, Inc.                                                      2,653
  175,254    Visa, Inc. "A"                                                    29,523
                                                                           ----------
                                                                               40,348
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (7.2%)
  318,184    eBay, Inc.*                                                       16,670
   19,205    Equinix, Inc.*                                                     4,112
  330,400    Facebook, Inc. "A"*                                                9,172
   48,987    Google, Inc. "A"*                                                 40,393
  132,644    IAC/InterActiveCorp.                                               6,243
    9,100    LinkedIn Corp. "A"*                                                1,748
  214,849    Yahoo! Inc.*                                                       5,313
                                                                           ----------
                                                                               83,651
                                                                           ----------
             IT CONSULTING & OTHER SERVICES (1.4%)
   79,268    International Business Machines Corp.                             16,055
                                                                           ----------
             SEMICONDUCTORS (2.2%)
  186,137    Altera Corp.                                                       5,958
  127,815    Broadcom Corp. "A"                                                 4,601
  108,700    Microchip Technology, Inc.                                         3,959
  228,300    NXP Semiconductors N.V.*                                           6,290
  134,661    Xilinx, Inc.                                                       5,105
                                                                           ----------
                                                                               25,913
                                                                           ----------
             SYSTEMS SOFTWARE (3.9%)
   60,096    BMC Software, Inc.*                                                2,733
  102,614    Check Point Software Technologies Ltd.*                            4,784
  612,838    Microsoft Corp.                                                   20,285
   27,320    NetSuite, Inc.*                                                    2,403
  373,238    Oracle Corp.                                                      12,235
   65,774    Red Hat, Inc.*                                                     3,152
                                                                           ----------
                                                                               45,592
                                                                           ----------
             Total Information Technology                                     323,917
                                                                           ----------

             MATERIALS (3.5%)
             ----------------
             FERTILIZERS & AGRICULTURAL CHEMICALS (2.3%)
  258,690    Monsanto Co.                                                      27,633
                                                                           ----------
             GOLD (0.1%)
   81,815    Allied Nevada Gold Corp.*                                            875
                                                                           ----------

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5  | USAA Aggressive Growth Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (1.1%)
   106,500   Ecolab, Inc.                                                  $    9,012
    19,718   Sherwin-Williams Co.                                               3,611
                                                                           ----------
                                                                               12,623
                                                                           ----------
             Total Materials                                                   41,131
                                                                           ----------

             TELECOMMUNICATION SERVICES (1.9%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   263,360   Verizon Communications, Inc.                                      14,198
                                                                           ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.7%)
   106,500   SBA Communications Corp. "A"*                                      8,412
                                                                           ----------
             Total Telecommunication Services                                  22,610
                                                                           ----------
             Total Common Stocks (cost: $841,540)                           1,128,192
                                                                           ----------

             MONEY MARKET INSTRUMENTS (1.6%)

             MONEY MARKET FUNDS (1.6%)
18,137,121   State Street Institutional Liquid Reserve Fund, 0.11% (a)         18,137
                                                                           ----------
             Total Money Market Instruments (cost: $18,137)                    18,137
                                                                           ----------

             TOTAL INVESTMENTS (COST: $859,677)                            $1,146,329
                                                                           ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                               TOTAL
------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $   1,128,192     $        --     $         --     $ 1,128,192
Money Market Instruments:
  Money Market Funds                                 18,137              --               --          18,137
------------------------------------------------------------------------------------------------------------
Total                                         $   1,146,329     $        --     $         --     $ 1,146,329
------------------------------------------------------------------------------------------------------------

For the period of August 1, 2012, through April 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation

================================================================================

7  | USAA Aggressive Growth Fund

================================================================================

comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

D. As of April 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2013, were $293,592,000 and $6,940,000, respectively, resulting in net unrealized appreciation of $286,652,000.

================================================================================

9  | USAA Aggressive Growth Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,157,628,000 at April 30, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT      Real estate investment trust

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2013.

*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  10

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/24/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/25/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/25/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.